Other operating income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating income
Rolls-Royce settlement	£ 27,919
R&D tax relief	8,623	£ 1,370	£ 4,496
Government grants	6,870	2,956	1,415
Total other operating income	£ 43,412	£ 4,326	£ 5,911